UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Capital Reserves Class : FSRXX

This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 97	0.95%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$48,749,283,689
Number of Holdings	147
Total Advisory Fee	$115,285,971
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	58.5
8-30	9.6
31-60	11.3
61-90	6.8
91-180	13.9
>180	3.3

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.4)%

How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913800.100    77-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Premium Class : FZEXX

This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 31	0.30%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$3,568,133,646
Number of Holdings	667
Total Advisory Fee	$8,319,771
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.4
8-30	2.0
31-60	3.8
61-90	1.7
91-180	7.7
>180	9.9

ASSET ALLOCATION (% of Fund's net assets)

How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913801.100    2737-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class : FERXX

This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 96	0.95%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$3,568,133,646
Number of Holdings	667
Total Advisory Fee	$8,319,771
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.4
8-30	2.0
31-60	3.8
61-90	1.7
91-180	7.7
>180	9.9

ASSET ALLOCATION (% of Fund's net assets)

How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913803.100    79-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund : FMOXX

This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Exempt Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$3,568,133,646
Number of Holdings	667
Total Advisory Fee	$8,319,771
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.4
8-30	2.0
31-60	3.8
61-90	1.7
91-180	7.7
>180	9.9

ASSET ALLOCATION (% of Fund's net assets)

How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913802.100    275-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund : FZFXX

This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$48,749,283,689
Number of Holdings	147
Total Advisory Fee	$115,285,971
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	58.5
8-30	9.6
31-60	11.3
61-90	6.8
91-180	13.9
>180	3.3

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.4)%

How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913797.100    2742-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Daily Money Class : FDEXX

This annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 71	0.70%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$3,568,133,646
Number of Holdings	667
Total Advisory Fee	$8,319,771
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	75.4
8-30	2.0
31-60	3.8
61-90	1.7
91-180	7.7
>180	9.9

ASSET ALLOCATION (% of Fund's net assets)

How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913804.100    84-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Advisor C Class : FDCXX

This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor C Class	$ 148	1.45%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$48,749,283,689
Number of Holdings	147
Total Advisory Fee	$115,285,971
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	58.5
8-30	9.6
31-60	11.3
61-90	6.8
91-180	13.9
>180	3.3

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.4)%

How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913798.100    529-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Daily Money Class : FDUXX

This annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 72	0.70%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$48,749,283,689
Number of Holdings	147
Total Advisory Fee	$115,285,971
What did the Fund invest in?
(as of October 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	58.5
8-30	9.6
31-60	11.3
61-90	6.8
91-180	13.9
>180	3.3

ASSET ALLOCATION (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.4)%

How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913799.100    58-TSRA-1224

Item 2.

Code of Ethics

As of the end of the period, October 31, 2024, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Tax-Exempt Money Market Fund and Fidelity Treasury Money Market Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$33,100	$2,600	$2,100	$1,100
Fidelity Treasury Money Market Fund	$40,700	$3,000	$2,100	$1,300

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Exempt Money Market Fund	$33,200	$2,600	$2,100	$1,100
Fidelity Treasury Money Market Fund	$40,500	$3,000	$2,100	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	October 31, 2024A	October 31, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2024A	October 31, 2023A
PwC	$15,343,300	$14,408,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Treasury Money Market Fund
Fidelity® Tax-Exempt Money Market Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Treasury Money Market Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Repurchase Agreement - 48.0%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
4.86% dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations) #	6,030,060	6,029,246
4.87% dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations) #	49,914	49,907
With:
ABN AMRO Bank NV at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $228,510,911, 0.38% - 5.00%, 10/31/25 - 8/15/34)	224,030	224,000
Barclays Bank PLC at 4.86%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $794,687,326, 2.38% - 4.25%, 5/15/27 - 3/31/31)	779,105	779,000
BMO Harris Bank NA at 4.84%, dated 10/10/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $19,437,324, 4.13%, 11/15/32)	19,066	19,000
BNP Paribas, SA at:
4.76%, dated 10/21/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $448,583,399, 1.25% - 6.13%, 7/31/26 - 5/15/54)	440,798	439,000
4.85%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $647,942,852, 0.00% - 6.75%, 11/21/24 - 5/15/54)	634,244	630,000
4.88%, dated 10/1/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $142,649,478, 0.00% - 5.25%, 1/16/25 - 11/15/53)	138,580	138,000
BofA Securities, Inc. at:
4.69%, dated 10/25/24 due 12/24/24 (Collateralized by U.S. Treasury Obligations valued at $51,046,586, 0.38% - 2.25%, 11/30/24 - 3/31/26)	50,391	50,000
4.79%, dated 10/2/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $226,319,844, 2.63% - 4.25%, 3/31/25 - 8/15/25)	222,794	221,000
4.88%, dated 10/1/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $12,291,516, 0.00% - 6.50%, 1/30/25 - 11/15/26)	12,050	12,000
4.89%, dated 8/5/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $182,826,200, 0.25% - 4.63%, 8/15/25 - 6/30/26) (c)(d)(e)	179,212	177,000
CIBC Bank U.S.A. at:
4.75%, dated 10/21/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $40,873,221, 0.00% - 4.88%, 7/10/25 - 8/15/47)	40,163	40,000
4.8%, dated 10/15/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $78,801,898, 0.00% - 5.00%, 2/28/25 - 11/15/52)	77,318	77,000
4.84%, dated:
10/7/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $16,374,872, 0.88% - 4.63%, 2/28/26 - 8/15/53)	16,069	16,000
10/15/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $12,268,401, 0.75% - 4.88%, 1/15/26 - 8/15/53)	12,034	12,000
Citigroup Global Capital Markets, Inc. at 4.82%, dated 10/24/24 due 12/24/24 (Collateralized by U.S. Treasury Obligations valued at $117,425,726, 0.00% - 5.00%, 6/12/25 - 10/2/25)	115,939	115,000
Credit AG at:
4.84%, dated:
10/8/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $10,232,930, 1.00%, 7/31/28)	10,042	10,000
10/11/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $10,228,821, 1.00%, 7/31/28)	10,038	10,000
10/16/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $20,443,905, 4.63%, 4/30/31)	20,062	20,000
4.85%, dated 10/18/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $20,438,486, 4.63%, 4/30/31)	20,057	20,000
4.86%, dated 10/2/24 due 11/4/24 (Collateralized by U.S. Treasury Obligations valued at $20,482,657, 4.63%, 4/30/31)	20,089	20,000
FICC ACAFB Repo Program at:
4.85%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $803,842,075, 2.63% - 4.88%, 10/31/28 - 7/31/29)	786,106	786,000
4.86%, dated 11/1/24 due 11/4/24 (f)	783,317	783,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $139,949,895, 4.13%, 10/31/31)	137,019	137,000
Ficc Citi Gc Repo (GOV) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $370,310,195, 0.50% - 6.13%, 12/31/25 - 8/15/52)	363,049	363,000
Ficc Goldman Gc Repo (GOV) at 4.86%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $231,571,276, 0.50% - 4.63%, 2/28/25 - 2/15/54)	227,031	227,000
Ficc Ing Finance Markets Dvp (GOV) at:
4.86%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $124,620,241, 1.00%, 7/31/28)	122,016	122,000
4.87%, dated 11/1/24 due 11/4/24 (f)	121,049	121,000
4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $288,889,969, 4.25% - 4.50%, 3/15/27 - 5/15/27)	283,038	283,000
Ficc Mizuho Securities Gc Repo(GOV) at 4.86%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $397,853,750, 0.00% - 4.63%, 11/26/24 - 2/15/32)	390,053	390,000
Ficc Natixis Dvp Repo (GOV REP at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $206,137,362, 3.38%, 9/15/27)	202,027	202,000
Ficc Nomura Gc Repo (GOV) at 4.88%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $268,296,376, 0.00% - 7.63%, 11/29/24 - 8/15/33)	263,036	263,000
Fixed Income Clearing Corp. - BNP at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $725,318,108, 0.38% - 6.50%, 1/31/25 - 2/15/53)	711,096	711,000
Fixed Income Clearing Corp. - BNYM at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,887,620,056, 0.13% - 4.63%, 4/15/25 - 4/30/31)	2,831,383	2,831,000
Fixed Income Clearing Corp. - SSB at:
4.85%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $330,480,043, 1.38%, 11/15/31)	324,044	324,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,804,836,765, 0.38% - 3.75%, 8/15/27 - 9/30/27)	1,770,239	1,770,000
Goldman Sachs & Co. at 4.84%, dated:
9/13/24 due:
11/5/24 (Collateralized by U.S. Treasury Obligations valued at $80,095,457, 3.63%, 3/31/28) (c)(d)(e)	78,556	78,000
11/7/24 (Collateralized by U.S. Treasury Obligations valued at $80,095,504, 0.50% - 3.50%, 4/30/27 - 2/15/33) (c)(d)(e)	78,577	78,000
9/16/24 due 11/7/24
(Collateralized by U.S. Treasury Obligations valued at $80,059,903, 1.38% - 3.88%, 10/15/27 - 11/15/31) (c)(d)(e)	78,619	78,000
(Collateralized by U.S. Treasury Obligations valued at $80,059,882, 0.25% - 5.00%, 10/31/25 - 8/15/41) (c)(d)(e)	78,598	78,000
9/20/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $77,960,761, 3.25%, 5/15/42) (c)(d)(e)	76,613	76,000
HSBC Securities, Inc. at 4.87%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $80,590,953, 0.63% - 4.13%, 7/31/26 - 8/15/40)	79,075	79,000
ING Financial Markets LLC at 4.85%, dated:
10/25/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $4,083,943, 3.88%, 11/30/27)	4,004	4,000
10/29/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $4,081,724, 3.88%, 11/30/27)	4,004	4,000
10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $2,040,307, 3.88%, 11/30/27)	2,002	2,000
J.P. Morgan Securities, LLC at 4.83%, dated 10/23/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,164,208,650, 0.00% - 4.50%, 12/31/24 - 2/15/28) (c)(d)(e)	1,144,589	1,140,000
Lloyds Bank Corp. Markets PLC at:
4.78%, dated 10/25/24 due 12/19/24 (Collateralized by U.S. Treasury Obligations valued at $16,320,501, 3.63% - 4.63%, 11/15/25 - 8/31/29)	16,117	16,000
4.81%, dated 10/25/24 due 11/25/24 (Collateralized by U.S. Treasury Obligations valued at $25,503,711, 3.50% - 4.50%, 11/15/25 - 8/31/29)	25,104	25,000
4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $56,081,639, 3.75% - 4.50%, 11/15/25 - 11/15/43)	55,052	55,000
4.88%, dated 10/10/24 due 11/15/24 (Collateralized by U.S. Treasury Obligations valued at $12,271,481, 3.63% - 4.50%, 11/15/25 - 3/31/30)	12,059	12,000
4.89%, dated 10/7/24 due 11/8/24 (Collateralized by U.S. Treasury Obligations valued at $200,505,056, 3.50% - 4.63%, 11/15/25 - 8/15/33)	196,852	196,000
Lloyds Bank PLC at:
4.81%, dated 10/21/24 due 11/29/24 (Collateralized by U.S. Treasury Obligations valued at $13,273,622, 2.25% - 4.63%, 2/15/27 - 6/15/27)	13,068	13,000
4.84%, dated 9/25/24 due 11/25/24 (Collateralized by U.S. Treasury Obligations valued at $12,294,582, 1.88% - 4.63%, 2/15/27 - 2/15/32)	12,098	12,000
4.87%, dated:
9/19/24 due 11/19/24 (Collateralized by U.S. Treasury Obligations valued at $18,457,753, 2.25% - 4.63%, 2/15/27 - 8/15/27)	18,149	18,000
9/20/24 due 11/20/24 (Collateralized by U.S. Treasury Obligations valued at $32,810,478, 2.25% - 4.63%, 2/15/27 - 12/31/27)	32,264	32,000
5.16%, dated 8/28/24 due 11/29/24 (Collateralized by U.S. Treasury Obligations valued at $37,045,502, 2.25% - 4.63%, 2/15/27 - 2/15/33)	36,480	36,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 4.88%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Treasury Obligations valued at $38,985,972, 4.25% - 5.50%, 8/15/28 - 5/15/39)	38,433	38,000
Mizuho Securities U.S.A., Inc. at 4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $30,604,166, 1.88% - 4.63%, 6/30/26 - 5/31/31)	30,028	30,000
MUFG Securities (Canada), Ltd. at:
4.86%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $20,518,494, 0.25% - 4.50%, 11/30/24 - 5/15/52)	20,135	20,000
4.88%, dated 9/19/24 due 12/12/24 (Collateralized by U.S. Treasury Obligations valued at $38,986,085, 0.00% - 6.38%, 11/14/24 - 8/15/53)	38,433	38,000
MUFG Securities EMEA PLC at:
4.85%, dated 10/9/24 due 11/4/24 (Collateralized by U.S. Treasury Obligations valued at $121,878,477, 1.13% - 4.88%, 10/31/26 - 11/15/49)	119,417	119,000
4.87%, dated:
9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $121,008,611, 0.38% - 4.88%, 1/31/26 - 11/15/49)	118,798	118,000
10/31/24 due 11/1/24
(Collateralized by U.S. Treasury Obligations valued at $20,381,681, 0.63% - 4.88%, 11/30/27 - 10/31/30)	20,003	20,000
(Collateralized by U.S. Treasury Obligations valued at $16,314,013, 4.63%, 6/15/27)	16,002	16,000
Natixis SA at 4.85%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $102,656,880, 0.38% - 6.00%, 5/31/25 - 2/15/54)	100,674	100,000
NatWest Markets Securities, Inc. at:
4.86%, dated 10/31/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $80,590,919, 2.50%, 1/31/25)	79,075	79,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $65,288,883, 4.00% - 4.63%, 6/15/27 - 2/15/34)	64,009	64,000
Norinchukin Bank at:
4.85%, dated 10/29/24 due 11/5/24 (Collateralized by U.S. Treasury Obligations valued at $65,297,669, 3.38%, 5/15/33)	64,060	64,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $107,114,506, 0.00%, 2/15/44)	105,014	105,000
RBC Dominion Securities at 4.85%, dated 9/19/24 due 11/7/24 (Collateralized by U.S. Treasury Obligations valued at $160,048,120, 0.50% - 4.88%, 3/31/25 - 2/15/54)	157,051	156,000
SMBC Nikko Securities America, Inc. at 4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,632,903,819, 0.00% - 6.25%, 12/5/24 - 8/15/54)	1,600,216	1,600,000
Societe Generale at 4.85%, dated 10/31/24 due 11/7/24
(Collateralized by U.S. Treasury Obligations valued at $124,646,848, 3.63%, 2/15/53)	121,114	121,000
(Collateralized by U.S. Treasury Obligations valued at $20,402,763, 2.25%, 5/15/41)	20,019	20,000
Sumitomo Mitsui Trust Bank Ltd. at:
4.8%, dated 11/6/24 due 11/7/24 (f)	9,017	9,000
4.91%, dated 10/23/24 due 11/6/24 (Collateralized by U.S. Treasury Obligations valued at $9,228,080, 1.63% - 4.38%, 8/31/28 - 8/15/29)	9,017	9,000
TD Securities (U.S.A.) at:
4.84%, dated 10/30/24 due 11/6/24 (Collateralized by U.S. Treasury Obligations valued at $40,991,645, 2.88% - 4.50%, 2/15/44 - 5/15/52)	40,038	40,000
4.87%, dated 10/31/24 due 11/1/24 (Collateralized by U.S. Treasury Obligations valued at $195,866,543, 0.38% - 4.63%, 1/15/25 - 8/15/30)	192,026	192,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $23,411,153)		23,411,153

U.S. Treasury Debt - 55.4%
	Yield (%) (a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 55.4%
U.S. Treasury Bills
11/5/24 to 5/1/25	4.33 to 5.89	19,210,000	19,049,418
U.S. Treasury Notes
11/15/24 to 10/31/26 (c)	4.14 to 5.20	7,985,847	7,956,531

TOTAL U.S. TREASURY DEBT (Cost $27,005,949)			27,005,949

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $50,417,102)	50,417,102
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(1,667,818)
NET ASSETS - 100.0%	48,749,284

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	The maturity amount is based on the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$6,029,246,000 due 11/01/24 at 4.86%
Bank of Nova Scotia	1,022,570
Citigroup Global Markets, Inc.	134,673
Credit Agricole CIB New York Branch	668,043
HSBC Securities (USA), Inc.	526,183
JP Morgan Securities LLC	1,262,839
Nomura Securities International	735,309
RBC Dominion Securities, Inc.	581,976
Royal Bank of Canada	176,533
Sumitomo Mitsui Banking Corp. NY	896,689
Wells Fargo Securities LLC	24,431
6,029,246
$49,907,000 due 11/01/24 at 4.87%
Citigroup Global Markets, Inc.	15,603
JP Morgan Securities LLC	34,304
49,907
Fidelity® Treasury Money Market Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including repurchase agreements of $23,411,153) - See accompanying schedule Unaffiliated issuers (cost $50,417,102):		$50,417,102
Cash		242,000
Receivable for investments sold		52,405
Receivable for fund shares sold		408,098
Interest receivable		32,716
Prepaid expenses		53
Receivable from investment adviser for expense reductions		23
Other receivables		496
Total assets		51,152,893
Liabilities
Payable for investments purchased	$1,914,788
Payable for fund shares redeemed	420,463
Distributions payable	47,733
Accrued management fee	9,874
Distribution and service plan fees payable	1,641
Other affiliated payables	6,699
Other payables and accrued expenses	2,411
Total liabilities		2,403,609
Net Assets		$48,749,284
Net Assets consist of:
Paid in capital		$48,749,246
Total accumulated earnings (loss)		38
Net Assets		$48,749,284

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($2,182,243 ÷ 2,181,437 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($3,499,159 ÷ 3,498,729 shares)		$1.00
Advisor C Class :
Net Asset Value and offering price per share ($75,560 ÷ 75,547 shares)		$1.00
Fidelity Treasury Money Market Fund :
Net Asset Value, offering price and redemption price per share ($42,992,322 ÷ 42,992,250 shares)		$1.00
Statement of Operations
Year ended October 31, 2024 Amounts in thousands
Investment Income
Interest		$2,458,573
Expenses
Management fee	$115,286
Transfer agent fees	75,102
Distribution and service plan fees	18,778
Accounting fees and expenses	1,835
Custodian fees and expenses	263
Independent trustees' fees and expenses	125
Registration fees	3,092
Audit fees	49
Legal	36
Miscellaneous	121
Total expenses before reductions	214,687
Expense reductions	(661)
Total expenses after reductions		214,026
Net Investment income (loss)		2,244,547
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12
Total net realized gain (loss)		12
Net increase in net assets resulting from operations		$2,244,559
Statement of Changes in Net Assets

Amount in thousands	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,244,547	$1,742,088
Net realized gain (loss)	12	6
Net increase in net assets resulting from operations	2,244,559	1,742,094
Distributions to shareholders	(2,244,407)	(1,742,050)

Share transactions - net increase (decrease)	4,739,075	11,062,345
Total increase (decrease) in net assets	4,739,227	11,062,389

Net Assets
Beginning of period	44,010,057	32,947,668
End of period	$48,749,284	$44,010,057

Financial Highlights
Fidelity® Treasury Money Market Fund Capital Reserves Class

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.044	.039	.005	- B	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.044	.039	.005	- B	.003
Distributions from net investment income	(.044)	(.039)	(.005)	- B	(.003)
Total distributions	(.044)	(.039)	(.005)	- B	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.48%	3.96%	.50%	.01%	.27%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.96%	.97%	.96%	.97%	.97%
Expenses net of fee waivers, if any	.95%	.95%	.52%	.08%	.49%
Expenses net of all reductions	.95%	.95%	.52%	.08%	.49%
Net investment income (loss)	4.38%	3.93%	.46%	.01%	.17%
Supplemental Data
Net assets, end of period (in millions)	$2,182	$1,844	$1,487	$1,486	$1,320

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Treasury Money Market Fund Daily Money Class

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.046	.041	.006	- B	.004
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.046	.041	.006	- B	.004
Distributions from net investment income	(.046)	(.041)	(.006)	- B	(.004)
Total distributions	(.046)	(.041)	(.006)	- B	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.74%	4.22%	.61%	.01%	.36%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.72%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70%	.70%	.42%	.08%	.40%
Expenses net of all reductions	.70%	.70%	.42%	.08%	.40%
Net investment income (loss)	4.63%	4.18%	.56%	.01%	.25%
Supplemental Data
Net assets, end of period (in millions)	$3,499	$2,950	$1,921	$1,827	$2,194

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Treasury Money Market Fund Advisor C Class

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.039	.034	.003	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.039	.034	.003	- B	.001
Distributions from net investment income	(.039)	(.034)	(.003)	- B	(.001)
Total distributions	(.039)	(.034)	(.003)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	3.96%	3.44%	.32%	.01%	.09%
Ratios to Average Net Assets A,E,F
Expenses before reductions	1.46%	1.47%	1.46%	1.47%	1.47%
Expenses net of fee waivers, if any	1.45%	1.45%	.81%	.08%	.57%
Expenses net of all reductions	1.45%	1.45%	.81%	.08%	.57%
Net investment income (loss)	3.88%	3.43%	.17%	.01%	.08%
Supplemental Data
Net assets, end of period (in millions)	$76	$105	$122	$77	$119

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Treasury Money Market Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.049	.044	.007	- B	.005
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.049	.044	.007	- B	.005
Distributions from net investment income	(.049)	(.044)	(.007)	- B	(.005)
Total distributions	(.049)	(.044)	(.007)	- B	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.03%	4.51%	.75%	.01%	.47%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.28%	.08%	.29%
Expenses net of all reductions	.42%	.42%	.28%	.08%	.29%
Net investment income (loss)	4.91%	4.46%	.70%	.01%	.36%
Supplemental Data
Net assets, end of period (in millions)	$42,992	$39,111	$29,418	$30,315	$25,111

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Tax-Exempt Money Market Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Variable Rate Demand Note - 42.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.8%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 3.7% 11/1/24, VRDN (b)	19,100	19,100
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 3.65% 11/1/24, VRDN (b)	8,000	8,000
TOTAL ALABAMA		27,100
Alaska - 1.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 3.4% 11/7/24 (ConocoPhillips Co. Guaranteed), VRDN (b)	23,900	23,900
Series 1994 C, 3.3% 11/7/24 (ConocoPhillips Co. Guaranteed), VRDN (b)	16,600	16,600
TOTAL ALASKA		40,500
Arizona - 2.0%
Arizona St Indl. Dev. Auth. Multi:
(67 Flats Proj.) Series 2023 A, 3.3% 11/7/24, LOC Barclays Bank PLC, VRDN (b)	8,255	8,255
(Juniper Square Proj.) Series 2023 A, 3.3% 11/7/24, LOC Barclays Bank PLC, VRDN (b)	5,595	5,595
Maricopa County Indl. Dev. Auth. Series 2024 C, 3.25% 11/7/24, LOC Royal Bank of Canada, VRDN (b)	14,300	14,300
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.73% 11/7/24, VRDN (b)	15,825	15,825
Series 2009 B, 3.73% 11/7/24, VRDN (b)	1,000	1,000
Series 2009 C, 3.6% 11/7/24, VRDN (b)	8,600	8,600
Maricopa County Rev. Series 2023 B, 3.5% 11/7/24, VRDN (b)	14,850	14,850
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 3.72% 11/7/24, LOC Bank of America NA, VRDN (b)	3,100	3,100
TOTAL ARIZONA		71,525
Colorado - 0.7%
Colorado Health Facilities Auth. Rev. Bonds Series 2022 F, 3.5% 11/7/24, VRDN (b)	8,200	8,200
Colorado Univ. Co. Hosp. Auth. Rev. Series 2017 B1, 3.25% 11/7/24, VRDN (b)	15,285	15,285
TOTAL COLORADO		23,485
Connecticut - 3.1%
Connecticut Gen. Oblig. Series 2016 C, 3.54% 11/7/24 (Liquidity Facility Bank of America NA), VRDN (b)	41,825	41,825
Connecticut Health & Edl. Facilities Auth. Rev.:
(Trinity College Proj.) Series L, 3.52% 11/7/24, LOC JPMorgan Chase Bank, VRDN (b)	6,865	6,865
Series 2024 C2, 3.1% 11/7/24, VRDN (b)	29,800	29,800
Connecticut Hsg. Fin. Auth.:
Series 2012 C2, 3.51% 11/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	10,000	10,000
Series 2018 A3, 3.54% 11/7/24 (Liquidity Facility Bank of America NA), VRDN (b)	11,800	11,800
Series 2018 E2, 3.54% 11/7/24 (Liquidity Facility Bank of America NA), VRDN (b)	8,860	8,860
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 3.5% 11/7/24, LOC TD Banknorth, NA, VRDN (b)	125	125
TOTAL CONNECTICUT		109,275
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 3.41% 11/7/24, VRDN (b)	2,300	2,300
District Of Columbia - 0.5%
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 3.25% 11/7/24, LOC TD Banknorth, NA, VRDN (b)	4,900	4,900
(The Pew Charitable Trust Proj.) Series 2008 A, 3.51% 11/7/24, LOC PNC Bank NA, VRDN (b)	13,600	13,600
TOTAL DISTRICT OF COLUMBIA		18,500
Florida - 1.9%
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.):
Series 2009 2, 3.15% 11/7/24, VRDN (b)	9,480	9,480
Series 2009, 3.4% 11/7/24, VRDN (b)	9,100	9,100
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 3.5% 11/7/24, VRDN (b)	9,240	9,240
Hillsborough County Indl. Dev. Auth.:
Series 2024 F, 3.15% 11/7/24 (Liquidity Facility PNC Bank NA), VRDN (b)	9,400	9,400
Series 2024 G, 3.2% 11/7/24 (Liquidity Facility Royal Bank of Canada), VRDN (b)	9,220	9,220
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 3.45% 11/7/24, VRDN (b)	8,800	8,800
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 3.65% 11/7/24, VRDN (b)	8,250	8,250
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 3.45% 11/7/24, VRDN (b)	2,700	2,700
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 3.53% 11/7/24, LOC Northern Trust Co., VRDN (b)	2,700	2,700
TOTAL FLORIDA		68,890
Georgia - 2.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 3.75% 11/1/24, VRDN (b)	13,950	13,950
Series 2008, 3.8% 11/1/24, VRDN (b)	1,400	1,400
Series 2018, 3.75% 11/1/24, VRDN (b)	25,370	25,370
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 3.8% 11/1/24, VRDN (b)	1,000	1,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 3.8% 11/1/24, VRDN (b)	4,300	4,300
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 3.8% 11/1/24, VRDN (b)	7,100	7,100
Series 2008, 3.8% 11/1/24, VRDN (b)	16,150	16,150
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 3.7% 11/7/24, VRDN (b)	2,900	2,900
Series 2002 V1, 3.65% 11/7/24, VRDN (b)	2,200	2,200
TOTAL GEORGIA		74,370
Illinois - 1.0%
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.71% 11/7/24, LOC Northern Trust Co., VRDN (b)	2,100	2,100
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 3.51% 11/7/24, LOC PNC Bank NA, VRDN (b)	7,250	7,250
(Latin School Proj.) Series 2005 B, 3.6% 11/7/24, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
Series 2011 B, 3.5% 11/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	6,500	6,500
Series 2012 G, 3.51% 11/7/24, LOC Bank of Montreal, VRDN (b)	18,130	18,130
TOTAL ILLINOIS		36,480
Indiana - 2.4%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 3.28% 11/7/24, VRDN (b)	10,700	10,700
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 3.33% 11/7/24, LOC Mizuho Bank Ltd., VRDN (b)	9,520	9,520
Series 2005, 3.45% 11/7/24, LOC Cooperatieve Rabobank UA/NY, VRDN (b)	15,000	15,000
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.):
Series 2009 B, 3.1% 11/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	7,000	7,000
Series 2009 C, 3.25% 11/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	13,105	13,105
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2008 D1, 3.47% 11/7/24, VRDN (b)	31,500	31,500
TOTAL INDIANA		86,825
Iowa - 2.1%
Council Bluffs Poll. Cont. Series 1995, 3.4% 11/7/24, VRDN (b)	3,400	3,400
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 3.54% 11/7/24, VRDN (b)	1,700	1,700
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 3.54% 11/7/24, VRDN (b)	19,700	19,700
Iowa Fin. Auth. Midwestern Disaster Area Rev.:
(ADM Proj.) Series 2011, 3.4% 11/7/24, VRDN (b)	10,200	10,200
(Archer-Daniels-Midland Co. Proj.) Series 2012, 3.28% 11/7/24, VRDN (b)	20,280	20,280
Iowa Fin. Auth. Rev. Series 2018 C, 3.15% 11/7/24, LOC JPMorgan Chase Bank, VRDN (b)	18,160	18,160
TOTAL IOWA		73,440
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.45% 11/7/24, VRDN (b)	6,400	6,400
Series 2007 B, 3.45% 11/7/24, VRDN (b)	3,500	3,500
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 3.45% 11/7/24, VRDN (b)	700	700
Series 1994, 3.45% 11/7/24, VRDN (b)	11,500	11,500
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.45% 11/7/24, VRDN (b)	500	500
(Western Resources, Inc. Proj.) Series 1994, 3.45% 11/7/24, VRDN (b)	7,100	7,100
TOTAL KANSAS		29,700
Kentucky - 0.2%
Louisville & Jefferson County Series 2011 A, 3.25% 11/7/24, LOC PNC Bank NA, VRDN (b)	8,545	8,545
Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 3.05% 11/7/24, VRDN (b)	12,730	12,730
(Christus Health Proj.) Series 2008 B, 3.05% 11/7/24, VRDN (b)	10,200	10,200
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 3.47% 11/7/24, VRDN (b)	9,820	9,820
Series 2010 B1, 3.45% 11/7/24, VRDN (b)	8,900	8,900
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 3.61% 11/7/24, LOC Freddie Mac, VRDN (b)	2,075	2,075
TOTAL LOUISIANA		43,725
Michigan - 0.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 3.3% 11/7/24 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	8,600	8,600
Michigan State Hsg. Dev. Auth. Series 2022 B, 3.24% 11/7/24, LOC Bank of America NA, VRDN (b)	17,170	17,170
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.56% 11/7/24, LOC Bank of Nova Scotia, VRDN (b)	6,000	6,000
TOTAL MICHIGAN		31,770
Minnesota - 1.0%
Hennepin County Gen. Oblig. Series 2018 B, 3.48% 11/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	23,600	23,600
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 3.05% 11/7/24, LOC JPMorgan Chase Bank, VRDN (b)	10,400	10,400
TOTAL MINNESOTA		34,000
Nebraska - 0.5%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 C, 3.1% 11/7/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	3,600	3,600
Series 2022 E, 3.05% 11/7/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	14,400	14,400
TOTAL NEBRASKA		18,000
Nevada - 1.1%
Clark County Arpt. Rev. Series 2008 D 2B, 3.25% 11/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	38,600	38,600
New Hampshire - 0.2%
Nat'l. Fin. Auth. N H Health C Series 2024 C, 3.58% 11/7/24, LOC Truist Bank, VRDN (b)	6,400	6,400
New York - 3.1%
New York City Gen. Oblig.:
Series 2006 E4, 3.5% 11/7/24, LOC Bank of America NA, VRDN (b)	11,300	11,300
Series 2013 A4, 3.5% 11/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	5,900	5,900
Series 2017 A, 3.44% 11/7/24 (Liquidity Facility Citibank NA), VRDN (b)	19,865	19,865
Series D5, 3.51% 11/7/24, LOC PNC Bank NA, VRDN (b)	9,875	9,875
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2014 AA, 3.65% 11/1/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	6,600	6,600
Series 2015 BB3, 3.5% 11/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	15,000	15,000
Series 2016 AA2, 3.51% 11/7/24 (Liquidity Facility PNC Bank NA), VRDN (b)	17,800	17,800
Series 2016 CC, 3.51% 11/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	11,600	11,600
New York Hsg. Fin. Agcy. Rev.:
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 3.25% 11/7/24, LOC TD Banknorth, NA, VRDN (b)	9,255	9,255
Series 2010 A, 3.28% 11/7/24, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,100	3,100
TOTAL NEW YORK		110,295
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 1, SIFMA Municipal Swap Index + 0.050% 3.29% 12/2/24, VRDN (b)(c)(d)	3,000	3,000
North Carolina - 0.2%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 3.62% 11/7/24, LOC Cooperatieve Rabobank UA/NY, VRDN (b)	2,100	2,100
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 3.59% 11/7/24, LOC Cr. Industriel et Commercial, VRDN (b)	5,750	5,750
TOTAL NORTH CAROLINA		7,850
Ohio - 2.9%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 3.56% 11/7/24, LOC Northern Trust Co., VRDN (b)	8,720	8,720
Franklin County Hosp. Facilities Rev.:
Series 2013 A, 3.55% 11/7/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,400	4,400
Series 2013 B, 3.55% 11/7/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,690	4,690
Hamilton County Hosp. Facilities Rev.:
Series 2018 AA, 3.5% 11/7/24, VRDN (b)	10,525	10,525
Series 2018 Z, 3.47% 11/7/24, VRDN (b)	9,400	9,400
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 3.15% 11/7/24, VRDN (b)	6,300	6,300
Ohio Hosp. Rev. Series 2021 D, 3.25% 11/7/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	12,500	12,500
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series E, 3.25% 11/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	5,300	5,300
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog. II):
Series 2023 D1, 3.29% 11/7/24, VRDN (b)	34,700	34,700
Series 2023 D2, 3.1% 11/7/24, VRDN (b)	7,600	7,600
TOTAL OHIO		104,135
Pennsylvania - 1.6%
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2020 D, 3.25% 11/7/24, LOC TD Banknorth, NA, VRDN (b)	16,300	16,300
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 3.61% 11/7/24, LOC PNC Bank NA, VRDN (b)	4,570	4,570
(Willow Valley Retirement Proj.) Series 2009 B, 3.61% 11/7/24, LOC PNC Bank NA, VRDN (b)	3,210	3,210
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 3.54% 11/7/24, LOC Bank of America NA, VRDN (b)	22,800	22,800
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 3.5% 11/7/24, LOC TD Banknorth, NA, VRDN (b)	10,400	10,400
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 3.54% 11/7/24, LOC Fannie Mae, VRDN (b)	1,600	1,600
TOTAL PENNSYLVANIA		58,880
Texas - 7.8%
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 3.65% 11/1/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	23,630	23,630
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2024 D, 3.1% 11/7/24, VRDN (b)	23,315	23,315
Series 2024 E, 3.1% 11/7/24, VRDN (b)	13,800	13,800
Harris County Hosp. District Rev. Series 2010, 3.56% 11/7/24, LOC JPMorgan Chase Bank, VRDN (b)	4,600	4,600
Houston Util. Sys. Rev.:
Series 2004 B2, 3.5% 11/7/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	3,850	3,850
Series 2004 B4, 3.5% 11/7/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,500	9,500
Series 2012 A, 3.5% 11/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	24,050	24,050
Port Arthur Navigation District Exempt Facilities:
(Total Petroleum Proj.) Series 2010, 3.25% 11/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	5,200	5,200
(Var-Total Petrochemicals Proj.) Series 2009, 3.26% 11/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 3.25% 11/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	33,200	33,200
Series 2012, 3.35% 11/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	40,200	40,200
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 3.26% 11/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 3.26% 11/7/24 (TotalEnergies SE Guaranteed), VRDN (b)	11,700	11,700
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 3.35% 11/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	13,000	13,000
Series 2011 A, 3.35% 11/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	10,960	10,960
Series 2011 B, 3.35% 11/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	11,710	11,710
Series 2012 B, 3.35% 11/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	5,370	5,370
Series 2013 A, 3.35% 11/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,000	3,000
Series 2013 B, 3.35% 11/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	16,675	16,675
Series 2014 A, 3.35% 11/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	11,850	11,850
Series 2015 A, 3.35% 11/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	5,580	5,580
TOTAL TEXAS		278,390
Utah - 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.8% 11/1/24, VRDN (b)	12,500	12,500
Virginia - 2.4%
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2018 C, 3.52% 11/7/24, VRDN (b)	2,100	2,100
Series 2016 C, 3.52% 11/7/24, VRDN (b)	7,145	7,145
Harrisonburg Econ. Dev. A Series 2023, 3.35% 11/7/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	23,615	23,615
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 3.25% 11/7/24, VRDN (b)	12,900	12,900
Roanoke Econ. Dev. Authority. Series 2020 C, 3.5% 11/7/24, LOC Wells Fargo Bank NA, VRDN (b)	11,975	11,975
Virginia Small Bus. Fin. Auth. Hosp. Rev.:
Series 2008 A, 3.6% 11/7/24, LOC PNC Bank NA, VRDN (b)	13,750	13,750
Series 2008 B, 3.5% 11/7/24, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Winchester Econ. Dev. Auth. Series 2024 B1, 3.7% 11/1/24, LOC Truist Bank, VRDN (b)	8,200	8,200
TOTAL VIRGINIA		84,685
Washington - 0.4%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 3.65% 11/7/24, LOC Bank of America NA, VRDN (b)	5,900	5,900
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Reserve at Renton Apts. Proj.) Series 2014, 3.54% 11/7/24, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	7,000	7,000
(Urban Ctr. Apts. Proj.) Series 2012, 3.54% 11/7/24, LOC Freddie Mac, VRDN (b)	1,510	1,510
TOTAL WASHINGTON		14,410
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2004, 3.25% 11/7/24, LOC JPMorgan Chase Bank, VRDN (b)	6,745	6,745
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.6% 11/1/24, VRDN (b)	1,100	1,100
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,525,420)		1,525,420

Tender Option Bond - 30.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.8%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series XF 31 04, 3.54% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,580	5,580
Black Belt Energy Gas District Participating VRDN Series XM 11 90, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	700	700
Energy Southeast Ala Coop. District Participating VRDN Series XM 11 72, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,000	2,000
Jefferson County Swr. Rev. Participating VRDN Series XL 05 31, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,880	1,880
Pittsburg WTSW Participating VRDN 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	18,400	18,400
TOTAL ALABAMA		28,560
Arizona - 0.4%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.82% 11/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	445	445
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Floater MIZ 91 76, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)(f)	400	400
Series Floater MIZ 91 87, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)(f)	1,700	1,700
Series MIZ 91 92, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)(f)	4,000	4,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series E 147, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,500	6,500
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,015	2,015
TOTAL ARIZONA		15,060
California - 0.5%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 3.54% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	600	600
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 3.76% 12/5/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,100	2,100
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,317	1,317
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 91 91, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)(f)	2,800	2,800
Univ. of California Revs. Participating VRDN Series ZF 31 64, 3.53% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	11,000	11,000
TOTAL CALIFORNIA		17,817
Colorado - 0.5%
Colorado Ctfs. of Prtn. Participating VRDN Series XG 04 26, 3.54% 11/7/24 (Liquidity Facility UBS AG) (b)(e)(f)	2,905	2,905
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2023, 3.81% 12/5/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,300	5,300
Series XF 30 40, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,600	2,600
Series XG 02 51, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	390	390
Series XM 08 29, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,195	2,195
Series XM 11 24, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,345	2,345
Denver City & County School District # 1 Participating VRDN Series ZL 05 11, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,915	2,915
TOTAL COLORADO		18,650
Connecticut - 1.9%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	16,905	16,905
Series Floaters 016, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	35,745	35,745
Series Floaters YX 10 95, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,925	4,925
Series XM 10 35, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,305	5,305
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series 2022 YX 12 55, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,020	6,020
TOTAL CONNECTICUT		68,900
Delaware - 0.1%
Mizuho Floater / Residual Trust V Participating VRDN:
Floater MIZ 91 75, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)(f)	1,600	1,600
3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)(f)	1,200	1,200
TOTAL DELAWARE		2,800
District Of Columbia - 0.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 52, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,355	1,355
Series XF 08 53, 3.55% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,210	1,210
Series XG 02 67, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,045	1,045
TOTAL DISTRICT OF COLUMBIA		3,610
Florida - 2.2%
Brevard County Health Facilities Auth. Rev. Participating VRDN Series XL 02 53, 3.56% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,630	2,630
Broward County Convention Ctr. Participating VRDN:
Series XF 16 41, 3.61% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,375	5,375
Series XM 11 52, 3.82% 11/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	975	975
Series ZL 05 32, 3.53% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,175	3,175
Broward County School District Participating VRDN Series XM 09 96, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	16,000	16,000
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series YX 13 17, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,300	2,300
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 3.62% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	900	900
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series XF 31 00, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,270	4,270
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 12 84, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,825	7,825
Hillsborough County Indl. Dev. Participating VRDN Series XG 04 67, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,710	1,710
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 3.55% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,050	1,050
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,400	4,400
Miami-Dade County School District Participating VRDN Series XL 05 44, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,800	2,800
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XM 11 22, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,100	6,100
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 3.61% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,900	1,900
Pasco County Fla Hosp. Rev. Participating VRDN Series XM 11 55, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,250	7,250
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 3.54% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,125	1,125
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series YX 12 86, 3.58% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,900	2,900
Tallahassee Health Facilities Rev. Participating VRDN Series BAML 50 33, 3.89% 11/1/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,300	3,300
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 3.75% 11/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,100	3,100
TOTAL FLORIDA		79,085
Georgia - 2.0%
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XF 15 03, 3.75% 11/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,200	2,200
Series XG 02 44, 3.54% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,830	3,830
Series XX 12 80, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,900	5,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series E 155, 3.55% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	14,700	14,700
Series Floaters E 107, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,700	4,700
Georgia Gen. Oblig. Participating VRDN Series CF 70 07, 3.54% 11/7/24 (Liquidity Facility Citibank NA) (b)(e)(f)	3,500	3,500
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 15 54, 3.55% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	7,140	7,140
Series XF 31 06, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,375	3,375
Series XF 31 83, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,310	4,310
Series XG 04 70, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,800	1,800
Main Street Natural Gas, Inc. Participating VRDN:
Series Floaters XF 07 51, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,285	3,285
Series XF 16 01, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,200	2,200
Series XF 16 86, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,000	5,000
Series XM 11 87, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	700	700
Series ZF 16 55, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,015	1,015
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,110	2,110
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,000	5,000
TOTAL GEORGIA		70,765
Illinois - 3.9%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,300	9,300
Series 2022 XF 30 45, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,050	3,050
Series Floaters XL 01 05, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	14,515	14,515
Series XX 12 64, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,400	3,400
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	625	625
Chicago Transit Auth. Participating VRDN:
Series XG 04 87, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,400	4,400
Series XL 01 45, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,650	5,650
Illinois Fin. Auth. Participating VRDN:
Series 2022 ZF 30 56, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,695	2,695
Series BAML 50 45, 3.59% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	17,800	17,800
Series BAML 50 47, 3.59% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	17,800	17,800
Series XF 30 36, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
Series XX 12 51, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,695	5,695
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 3.61% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,720	5,720
Series Floaters 017, 3.81% 12/5/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,300	8,300
Series XF 07 11, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,550	13,550
Series XF 15 40, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,500	2,500
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 13, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,715	5,715
Series XF 10 10, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,900	2,900
Series XL 02 60, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,455	1,455
Series XM 07 59, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	820	820
Series XM 10 48, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,000	5,000
Series XM 10 49, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,300	1,300
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series XF 15 33, 3.57% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,320	1,320
Series ZL 03 30, 3.57% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,975	1,975
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 3.57% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	900	900
TOTAL ILLINOIS		140,385
Indiana - 0.1%
Indiana Fin. Auth. Health Facilities Rev. Participating VRDN Series XF 15 69, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,500	2,500
Iowa - 0.3%
Iowa Fin. Auth. Rev. Participating VRDN Series BC 240 03, 3.76% 12/5/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,990	5,990
Iowa Fin. Auth. Single Family Mtg. Participating VRDN Series XG 04 88, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
TOTAL IOWA		9,990
Kansas - 0.1%
K-State Athletics, Inc. Participating VRDN Series XF 15 10, 3.55% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,575	1,575
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,200	2,200
TOTAL KANSAS		3,775
Kentucky - 0.3%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.61% 11/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	2,300	2,300
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN:
Series Floaters XG 01 23, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	300	300
Series XF 31 81, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,175	2,175
Kentucky, Inc. Pub. Energy Participating VRDN:
Series XG 05 56, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,105	3,105
Series XM 11 88, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	700	700
Series XM 11 89, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	700	700
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series ZF 31 89, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,500	2,500
TOTAL KENTUCKY		11,780
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 31 52, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,815	2,815
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 3.55% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,650	2,650
TOTAL MARYLAND		5,465
Michigan - 0.7%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.34% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,265	1,265
Michigan Fin. Auth. Rev. Participating VRDN:
Series XF 16 67, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,300	2,300
Series XG 04 33, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,485	4,485
Series ZF 30 32, 3.54% 11/7/24 (Liquidity Facility UBS AG) (b)(e)(f)	2,600	2,600
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series 2022 ZF 14 01, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,250	1,250
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series XF 15 81, 3.55% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,600	2,600
Series XF 32 21, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,960	1,960
Series XM 11 85, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,000	2,000
Pittsburg WTSW Participating VRDN Series 2024 5067, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,500	7,500
TOTAL MICHIGAN		25,960
Minnesota - 0.3%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Participating VRDN Series XG 05 23, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,685	6,685
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	815	815
Saint Paul Hsg. & Redev. Auth. Rev. Participating VRDN Series Floater MIZ 91 86, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)(f)	1,800	1,800
TOTAL MINNESOTA		9,300
Mississippi - 0.1%
Warren County Ctfs. Prtn. Participating VRDN Series XG 05 46, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,395	4,395
Missouri - 1.1%
Kansas City Spl. Oblig. Participating VRDN Series XG 03 61, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,700	1,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	18,400	18,400
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2023 G 121, 3.71%, tender 12/2/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,200	1,200
Participating VRDN:
Series 2024, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,700	4,700
3.55% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,900	3,900
Pittsburg WTSW Participating VRDN 4.05% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,700	8,700
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 3.54% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,400	2,400
TOTAL MISSOURI		41,000
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	215	215
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series ZF 17 34, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,220	2,220
TOTAL NEBRASKA		2,435
Nevada - 0.1%
Clark County School District Participating VRDN Series XF 14 73, 3.63% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,025	1,025
Clark County Wtr. Reclamation District Participating VRDN Series XM 11 57, 3.75% 11/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,080	4,080
TOTAL NEVADA		5,105
New Hampshire - 0.4%
Nat'l. Fin. Auth. N H Health C Participating VRDN Series 2024 E157, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	15,100	15,100
New Jersey - 0.5%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,900	5,900
Series Floaters XL 00 52, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,500	2,500
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series 2022 YX 12 46, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,240	1,240
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XX 13 29, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,250	4,250
Series YX 12 68, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,495	2,495
TOTAL NEW JERSEY		16,385
New York - 2.0%
New York City Gen. Oblig. Participating VRDN:
Series 2024 D7, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,400	5,400
Series Floaters E87, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,295	3,295
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	10,000	10,000
Series XL 03 85, 3.53% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,370	1,370
Series ZL 04 73, 3.53% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,855	4,855
New York Dorm. Auth. Rev. Participating VRDN Series E-146, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,100	5,100
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 28 68, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	16,700	16,700
Series XF 28 78, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,300	1,300
Series XF 30 00, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	13,130	13,130
Series XG 02 90, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,400	7,400
NY Payroll Mobility Tax Participating VRDN Series XF 13 32, 3.75% 11/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,110	1,110
TOTAL NEW YORK		69,660
North Carolina - 0.5%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series XF 16 03, 3.54% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,925	2,925
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series 2022 XG 04 03, 3.54% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,451	1,451
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 XF2165, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,585	7,585
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series YX 13 16, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,945	4,945
TOTAL NORTH CAROLINA		16,906
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XF 16 02, 3.55% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,055	5,055
Ohio - 1.2%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,085	5,085
Series Floaters XF 25 16, 3.6% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,100	1,100
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.61% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,700	2,700
Elyria City School District Participating VRDN Series Floaters G 107, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,985	4,985
Green Local School District Summit Participating VRDN Series 2022 XL 03 31, 3.63% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,750	3,750
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	15,400	15,400
Series XX 12 48, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,365	1,365
Ohio Hosp. Rev. Participating VRDN Series C18, 3.55% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,400	1,400
Ohio State Univ. Gen. Receipts Participating VRDN Series XL 03 21, 3.55% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,100	2,100
RBC Muni. Products, Inc. Trust Participating VRDN Series 2023, 3.55% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,000	5,000
TOTAL OHIO		42,885
Oklahoma - 0.3%
Oklahoma City Okla Wtr. Utils. T Participating VRDN Series XM 11 63, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,700	3,700
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series E 140, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,540	7,540
TOTAL OKLAHOMA		11,240
Oregon - 0.3%
Beaverton School District Participating VRDN Series 2022 XF 14 19, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,340	1,340
Multnomah County School District #1J Portland Participating VRDN Series XF 15 30, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,480	4,480
Port of Morrow Full Faith and Cr. Obligations Bonds Series MS 00 26, 3.71%, tender 12/12/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	5,000	5,000
TOTAL OREGON		10,820
Pennsylvania - 1.1%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters XX 10 94, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,000	3,000
Central Bradford Progress Auth. Rev. Participating VRDN Series XF 13 46, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,675	1,675
Cumberland County Muni. Auth. Rev. Participating VRDN Series YX 12 73, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,200	1,200
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series XG 05 66, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,125	4,125
Lehigh County Gen. Purp. Auth. Rev. Participating VRDN Series XL 00 99, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,600	1,600
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 3.59% 12/5/24 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	4,410	4,410
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series XG 05 28, 3.55% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,055	4,055
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Participating VRDN Series XL 05 39, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,450	3,450
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floater BA ML 24, 3.91% 11/1/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,200	4,200
Series XG 02 63, 3.54% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	460	460
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series XM 10 08, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	830	830
Series XX 10 44, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	300	300
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,615	3,615
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN:
Series XF 30 41, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
Series XG 04 13, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,965	1,965
Series XM 10 57, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,400	1,400
TOTAL PENNSYLVANIA		40,285
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 3.54% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	800	800
South Carolina - 0.9%
Patriots Energy Group Fing. Agcy. Participating VRDN:
Series XG 05 39, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,000	2,000
Series XM 11 43, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,000	3,000
Series ZF 16 53, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,740	2,740
Pittsburg WTSW Participating VRDN Series 2024, 3.27% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	19,400	19,400
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,015	1,015
Series XL 04 18, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,245	2,245
TOTAL SOUTH CAROLINA		30,400
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series 2022 XF 14 09, 3.55% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,625	5,625
Tennessee - 1.2%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,300	7,300
Series Floaters XG 01 94, 3.55% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,100	3,100
Knox County Health Edl. & Hsg. Facility Board Student Hsg. Rev. Participating VRDN Series XG 05 48, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,400	2,400
Metropolitan Govt. Nashville & Davidson County Sports Auth. Rev. Participating VRDN Series XG 05 17, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	14,645	14,645
Sullivan County Health, Ed. and Hsg. Board Participating VRDN Series BAML 50 24, 3.89% 11/1/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	14,440	14,440
Tennessee Energy Acquisition Corp. Participating VRDN Series ZF 16 58, 3.56% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,110	1,110
TOTAL TENNESSEE		42,995
Texas - 3.8%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 3.54% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,400	3,400
Austin Elec. Util. Sys. Rev. Participating VRDN Series XF 31 13, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,000	8,000
Collin County Hsg. Fin. Corp. Multi-family Participating VRDN Series Floater MIZ 91 85, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)(f)	3,800	3,800
El Paso Wtr. & Swr. Rev. Participating VRDN Series G 124, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	2,100	2,100
Harris County Children's Hosp. Participating VRDN Series E-149, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,000	3,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series XF 32 03, 3.66% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,000	1,000
Series XL 03 23, 3.54% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,960	2,960
Houston Gen. Oblig. Participating VRDN Series XF 17 18, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,400	2,400
Lamar Consolidated Independent School District Participating VRDN:
Series XF 31 31, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,200	3,200
Series XF 31 63, 3.54% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,245	5,245
Leander Independent School District Participating VRDN Series 2022 XF 30 37, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	12,160	12,160
Longview Independent School District Participating VRDN Series XF 17 24, 3.55% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	3,750	3,750
Lower Colorado River Auth. Rev. Participating VRDN Series XM 11 05, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,265	6,265
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 95, 3.61% 11/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	8,000	8,000
New Caney Independent School District Participating VRDN Series XF 15 82, 3.55% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,000	4,000
North Ft. Bend Wtr. Auth. Participating VRDN:
Series XL 04 22, 3.62% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	800	800
Series ZF 30 86, 3.54% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	7,975	7,975
Royse City Independent School District Participating VRDN Series XF 15 94, 3.54% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,800	1,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series XF 31 36, 3.54% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,420	4,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series E 141, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,700	2,700
Series XG 04 21, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	760	760
Series XM 11 93, 3.27% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,280	3,280
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series 2021 E1 50, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	10,365	10,365
Series XG 03 99, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,500	1,500
Texas Gen. Oblig. Participating VRDN Series MS 3390, 3.55% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,000	4,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series XM 11 64, 3.54% 11/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,750	3,750
Texas Wtr. Dev. Board Rev.:
Bonds Series MS 00 17, 3.66%, tender 1/9/25 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	1,500	1,500
Participating VRDN:
Series 2022 XM 1066, 3.53% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,685	4,685
Series Floaters XF 27 30, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,400	4,400
Series XM 10 50, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,625	3,625
Series ZL 04 84, 3.53% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,640	5,640
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series XL 05 00, 3.54% 11/7/24 (Liquidity Facility UBS AG) (b)(e)(f)	4,340	4,340
Ysleta Tex Independent School District Participating VRDN Series XF 13 95, 3.75% 11/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,335	2,335
TOTAL TEXAS		137,155
Utah - 0.1%
Utah County Hosp. Rev. Participating VRDN Series XM 10 03, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,440	2,440
Virginia - 0.6%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,800	3,800
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,384	3,384
Norfolk Econ. Dev. Health Care Facilities Participating VRDN:
Series 2022 C19, 3.55% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,500	2,500
Series 2022 C20, 3.55% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	500	500
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.61% 11/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	10,800	10,800
TOTAL VIRGINIA		20,984
Washington - 1.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.71%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	900	900
CommonSpirit Health Participating VRDN Series XF 1017, 3.27% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,200	1,200
Multicare Health Sys. Participating VRDN Series E 153, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	11,075	11,075
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series XF 15 86, 3.54% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,340	3,340
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,600	7,600
Series XG 02 87, 3.55% 11/7/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,090	2,090
Washington Gen. Oblig. Participating VRDN Series CF 70 02, 3.53% 11/7/24 (Liquidity Facility Citibank NA) (b)(e)(f)	3,200	3,200
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 2015 XF0150, 3.56% 11/7/24 (Liquidity Facility Bank of America NA) (b)(e)(f)	300	300
Series XF 15 14, 3.55% 11/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	6,010	6,010
TOTAL WASHINGTON		35,715
Wisconsin - 0.2%
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series XL 02 96, 3.54% 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,530	1,530
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XF 07 41, 3.54% 11/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,320	2,320
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series XG 05 53, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,450	1,450
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series XL 05 54, 3.54% 11/7/24 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,100	2,100
TOTAL WISCONSIN		7,400
TOTAL TENDER OPTION BOND (Cost $1,079,187)		1,079,187

Other Municipal Security - 24.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.0%
Birmingham Wtrwks. Board Bonds Series 2015 B, 5% 1/1/25 (Pre-Refunded to 1/1/25 @ 100)	510	511
Arizona - 0.1%
Maricopa County Rev. Bonds Series 2016 A, 5% 1/1/25	425	426
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2024 C, 3.6% 3/4/25, CP	2,100	2,100
TOTAL ARIZONA		2,526
California - 0.5%
Univ. of California Revs. Series 2024:
3.5% 11/20/24, CP	4,300	4,300
3.75% 12/19/24, CP	1,200	1,200
3.85% 11/14/24, CP	11,400	11,400
TOTAL CALIFORNIA		16,900
Colorado - 0.1%
Colorado Ctfs. of Prtn. Bonds Series 2018 A, 5% 12/15/24	920	922
Colorado Health Facilities Auth. Rev. Bonds Bonds Series 2018 B, 5%, tender 11/20/25 (b)	1,310	1,333
Denver City & County Arpt. Rev. Bonds Series 2022 C, 5% 11/15/24	115	115
Denver City & County School District # 1 Bonds:
Series 2014 B, 5% 12/1/24	430	430
Series 2016, 5% 12/1/24	200	200
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2024 A, 5% 6/1/25	1,600	1,614
TOTAL COLORADO		4,614
Connecticut - 0.6%
Connecticut Gen. Oblig. Bonds:
Series 2014 F, 5% 11/15/24	210	210
Series 2022 G, 5% 11/15/24	250	250
Danbury Gen. Oblig. BAN Series 2024 B, 5% 2/24/25 (g)	10,500	10,549
East Lyme Gen. Oblig. BAN Series 2024, 4.15% 8/7/25	2,100	2,109
Milford Gen. Oblig. BAN Series 2024, 4% 10/28/25	2,300	2,322
New London BAN Series 2024, 4.5% 3/13/25	3,248	3,259
Torrington Ct BAN Series 2024, 4% 3/13/25	200	200
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2015 A, 5% 2/15/25	525	528
Series 2020 A, 5% 2/15/25	300	301
TOTAL CONNECTICUT		19,728
District Of Columbia - 0.0%
District of Columbia Gen. Oblig. Bonds Series 2017 D, 5% 6/1/25	400	404
Florida - 0.2%
Broward County School Board Ctfs. of Prtn. Bonds Series 2017 C, 5% 7/1/25	2,600	2,632
Broward County School District TAN Series 2024, 4% 1/29/25	345	346
Citizens Property Ins. Corp. Bonds Series 2015 A1, 5% 12/1/24 (Pre-Refunded to 12/1/24 @ 100)	855	856
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2018 A, 5% 11/1/24	195	195
Martin County Health Facilities Bonds Series 2015, 5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	1,200	1,201
Miami-Dade County Gen. Oblig. Bonds (Pub. Health Trust Prog.) Series 2019 A, 5% 7/1/25	350	355
Miami-Dade County School District TAN Series 2024, 4.5% 1/7/25	235	235
Orange County School Board Ctfs. of Prtn. Bonds Series 2015 C, 5% 8/1/25 (Pre-Refunded to 8/1/25 @ 100)	295	299
TOTAL FLORIDA		6,119
Georgia - 0.1%
Atlanta Wtr. & Wastewtr. Rev. Bonds Series 2013 B, 5% 11/1/24	100	100
Cobb County School District TAN Series 2024, 4% 12/16/24	1,965	1,966
TOTAL GEORGIA		2,066
Idaho - 0.0%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 3.5%, tender 2/3/25 (b)	1,300	1,300
Illinois - 1.3%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Bonds:
Series 2014 A, 5% 12/1/24 (Pre-Refunded to 12/1/24 @ 100)	650	651
Series 2021 C, 5% 12/1/24	810	811
Chicago Sales Tax Rev. Bonds Series 2002, 5% 1/1/25 (Pre-Refunded to 1/1/25 @ 100)	800	802
Cook County Gen. Oblig. Bonds:
Series 2021 A, 5% 11/15/24	380	380
Series 2022 A, 5% 11/15/24	3,675	3,677
Cook County Sales Tax Rev. Bonds Series 2022 A, 5% 11/15/24	920	920
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 3.81%, tender 5/29/25 (b)(d)	10,510	10,510
Illinois Gen. Oblig. Bonds:
Series 2016, 5% 2/1/25	1,490	1,497
Series 2017 D, 5% 11/1/24	7,915	7,915
Series 2018 A:
5% 10/1/25	800	814
6% 5/1/25	500	505
Series 2018 B, 5% 10/1/25	900	915
Series 2019 A, 5% 11/1/24	400	400
Series 2020 D, 5% 10/1/25	1,290	1,314
Series 2021 A:
5% 12/1/24	235	235
5% 3/1/25	545	547
Series 2021 B, 5% 3/1/25	325	327
Series 2021 C, 4% 3/1/25	775	777
Series 2022 A, 5% 3/1/25	1,455	1,461
Series 2022 B, 5% 3/1/25	2,555	2,569
Series 2023 C, 5% 5/1/25	800	806
Series 2024 B, 5% 10/1/25	2,100	2,139
Series 2024, 5% 2/1/25	6,205	6,233
Illinois Reg'l. Trans. Auth. Bonds Series 2004, 5.25% 6/1/25	500	505
TOTAL ILLINOIS		46,710
Kansas - 0.6%
City of Lawrence Kansas Gen. Oblig. BAN Series 2024 I, 4.5% 5/1/25	8,100	8,141
Wichita Gen. Oblig. BAN Series 2024 318, 4% 10/15/25	13,400	13,543
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2024 I, 4% 4/1/25	325	325
TOTAL KANSAS		22,009
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds:
Series 2016 B, 5% 11/1/24	650	650
Series 2020 A, 5% 11/1/24	350	350
TOTAL KENTUCKY		1,000
Louisiana - 0.0%
East Baton Rouge Sewerage Commission Rev. Bonds Series 2014 B, 5% 2/1/25 (Pre-Refunded to 2/1/25 @ 100)	565	567
Louisiana Gas & Fuel Tax Rev. Bonds Series 2015 A, 5% 5/1/25 (Pre-Refunded to 5/1/25 @ 100)	445	448
TOTAL LOUISIANA		1,015
Maryland - 0.0%
Maryland Gen. Oblig. Bonds Series 2017 A, 5% 3/15/25	540	543
Montgomery County Gen. Oblig. Bonds Series 2014 A, 4% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	200	200
TOTAL MARYLAND		743
Massachusetts - 0.7%
East Longmeadow Gen. Oblig. BAN Series 2024, 5% 1/30/25	3,400	3,412
Framingham Gen. Oblig. BAN Series 2024, 4.5% 12/19/24	3,896	3,900
Groton BAN Series 2024, 4.5% 6/20/25	5,160	5,189
Nantucket Gen. Oblig. BAN Series 2024 B, 4.5% 3/21/25	5,500	5,519
Westford Gen. Oblig. BAN Series 2024, 4.75% 5/1/25	4,900	4,929
TOTAL MASSACHUSETTS		22,949
Michigan - 0.6%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.76%, tender 5/29/25 (b)(d)	8,580	8,580
Michigan Bldg. Auth. Rev. Series 2024 9, 3.27% 1/23/25, LOC JPMorgan Chase Bank, CP	6,100	6,100
Michigan Fin. Auth. Rev. Bonds:
Series 2015, 5% 5/15/25 (Pre-Refunded to 5/15/25 @ 100)	1,500	1,513
Series 2019 MI2, 5%, tender 2/1/25 (b)	2,235	2,243
Series 2022, 5% 4/15/25	1,000	1,007
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Proj.) Series 2008 C, 5% 12/1/24	845	846
Michigan State Univ. Revs. Bonds Series 2019 B, 5% 2/15/25	350	351
Michigan Trunk Line Fund Rev. Bonds (Rebuilding Michigan Prog.) Series 2021 A, 5% 11/15/24	600	600
TOTAL MICHIGAN		21,240
Minnesota - 0.4%
Minneapolis Gen. Oblig. Bonds Series 2018:
5% 12/1/24	410	410
5% 12/1/24	235	235
Univ. of Minnesota Gen. Oblig.:
Series 2024 F, 3.4% 11/13/24, CP	7,200	7,200
Series 2024 H:
3.2% 11/20/24, CP	1,900	1,900
3.2% 12/10/24, CP	5,400	5,400
TOTAL MINNESOTA		15,145
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev. Series 2024 A:
3.2% 11/15/24, CP	2,700	2,700
3.35% 12/6/24, CP	2,900	2,900
3.36% 11/14/24, CP	4,100	4,100
TOTAL NEBRASKA		9,700
Nevada - 0.1%
Clark County School District Bonds:
Series 2020 B, 5% 6/15/25	1,400	1,414
Series 2024 B, 5% 6/15/25	1,900	1,921
TOTAL NEVADA		3,335
New Jersey - 2.5%
Branchburg Township BAN Series 2024 A, 4.5% 4/24/25	4,100	4,117
Cedar Grove Township Gen. Oblig. BAN Series 2024, 4.5% 6/26/25	2,822	2,837
Clifton Gen. Oblig. BAN Series 2024 A, 4.5% 5/21/25	2,100	2,109
Cranford Township Gen. Oblig. BAN Series 2024, 4% 8/22/25	2,100	2,111
East Brunswick Township Gen. Oblig. BAN Series 2024 B, 4% 7/15/25	1,200	1,205
Evesham Township BAN Series 2024 A, 4% 9/16/25	1,900	1,913
Freehold Township BAN Series 2024, 4% 10/21/25	4,600	4,643
Glassboro Gen. Oblig. BAN Series 2024 A, 4.25% 5/30/25	2,600	2,611
Ho & Ho Kus BAN Series 2024, 4.75% 5/1/25	900	903
Hoboken Gen. Oblig. BAN Series 2024 A, 4% 3/12/25	165	165
Hopewell Township Gen. Oblig. BAN Series 2024, 4% 9/23/25	3,210	3,238
Hudson County Impt. Auth. Rev. BAN Series 2024 A1, 4.25% 3/25/25 (Hudson County Gen. Oblig. Guaranteed)	200	200
Jefferson Township Gen. Oblig. BAN Series 2024, 4.5% 6/13/25	4,500	4,522
Kinnelon Gen. Oblig. BAN Series 2024, 4% 9/26/25	2,400	2,421
Logan Township N J BAN Series 2024, 4% 10/16/25	3,700	3,738
Mahwah Township Gen. Oblig. BAN Series 2024, 4% 5/30/25 (h)	2,200	2,205
Marlboro Township BAN Series 2024, 4% 4/29/25	5,960	5,982
Metuchen Gen. Oblig. BAN Series 2024 A, 4.5% 7/9/25	4,464	4,491
Monmouth County Impt. Auth. Rev. BAN Series 2024, 4% 3/14/25 (Monmouth County Guaranteed)	825	827
Montville Township Gen. Oblig. BAN Series 2024, 4% 11/4/25 (h)	2,258	2,277
New Jersey Econ. Dev. Auth. Bonds Series 2023 RRR, 5% 3/1/25	225	226
New Jersey Econ. Dev. Auth. Rev. Bonds (New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	300	303
Series 2017 B, 5% 11/1/24	170	170
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series 2017 E, 5% 1/1/25	375	376
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2006 C, 0% 12/15/24	1,130	1,125
Series A, 5% 12/15/24	3,490	3,496
Old Bridge Township Gen. Oblig. BAN Series 2024, 4% 9/5/25	2,700	2,719
Point Pleasant Gen. Oblig. BAN Series 2024, 4% 8/29/25	1,600	1,609
Ridgewood Gen. Oblig. BAN Series 2024 B, 3.75% 10/9/25	5,400	5,447
Springfield Township Gen. Oblig. BAN Series 2024, 4.75% 5/1/25	1,700	1,707
Stafford Township Gen. Oblig. BAN Series 2024 A, 4% 10/21/25	7,500	7,571
Tenafly BAN Series 2024, 4.5% 5/22/25	2,700	2,712
Waldwick BAN Series 2024, 4% 10/10/25	2,100	2,113
Wayne Township Wtr. Util. BAN Series 2024, 4% 10/30/25	2,400	2,421
West Milford Township Gen. Oblig. BAN Series 2024, 4% 9/12/25	3,800	3,827
Woodcliff Lake N J BAN Series 2024, 4% 9/19/25	2,100	2,114
TOTAL NEW JERSEY		90,451
New York - 3.2%
Albany City School District BAN Series 2024 B, 4.5% 6/26/25	19,200	19,308
Broome County Gen. Oblig. BAN Series 2024, 4.5% 4/25/25	16,400	16,462
Burnt Hills Ballston Lake NY BAN Series 2024, 4.5% 6/20/25	5,600	5,631
City of Kingston BAN Series 2024 C, 4% 8/13/25	2,200	2,200
Corning School District Gen. Oblig. BAN Series 2024 B, 4.5% 6/20/25	6,055	6,089
Depew Union Free School District BAN Series 2024, 4% 10/30/25	6,200	6,260
East Hampton Union Free School District TAN Series 2024 B, 4.5% 6/26/25	1,800	1,817
East Syracuse-Minoa Central School District BAN Series 2024, 4.5% 7/11/25	2,700	2,715
Harrison Cent School District BAN Series 2024, 4.5% 7/25/25	2,100	2,114
Kenmore-Tonawanda Union Free School District BAN Series 2024, 4.5% 6/26/25	6,080	6,114
Lancaster Gen. Oblig. BAN Series 2024, 4.5% 7/18/25	3,300	3,322
Mahopac Cent Scd BAN Series 2024, 4.5% 7/25/25	4,200	4,227
Massapequa Union Free School District TAN Series 2024, 4% 6/20/25	2,300	2,313
New Paltz Town N Y BAN Series 2024 D, 4% 10/3/25	1,800	1,815
New Windsor N Y BAN Series 2024, 4.5% 6/27/25	1,805	1,814
North Hempstead Gen. Oblig. BAN Series 2024 B, 4% 9/19/25	5,500	5,554
Ossining Village BAN Series 2024, 4% 9/18/25	6,100	6,152
Port Jervis NY City School District BAN Series 2024, 4.5% 6/27/25	1,900	1,910
Sachem Central School District of Holbrook TAN Series 2024, 4.5% 6/20/25	15,100	15,191
Southampton Union Free School District TAN Series 2024, 5% 6/20/25	2,775	2,809
TOTAL NEW YORK		113,817
Ohio - 0.3%
Dublin City School District BAN Series 2023, 5% 12/18/24	1,100	1,102
Franklin County Rev. Bonds Series 2013 OH, 3.5%, tender 11/1/24 (b)	2,500	2,500
Hamilton Gen. Oblig. BAN Series 2023, 4.5% 12/19/24 (Ohio Gen. Oblig. Guaranteed)	1,605	1,607
Huber Heights BAN Series 2024 B, 4.5% 7/10/25 (h)	2,200	2,217
Kings Local School District BAN Series 2024, 4.5% 7/16/25	1,000	1,005
Ohio Gen. Oblig. Bonds Series 2020 B, 5% 8/1/25	165	167
Ohio Parks & Recreation Cap. Facilities Bonds:
(Parks and Recreation Impt. Fund Projs.) Series 2020 A, 5% 12/1/24	400	400
Series 2017 A, 5% 12/1/24	300	300
Springfield Gen. Oblig. BAN Series 2024, 4.125% 3/27/25 (Ohio Gen. Oblig. Guaranteed)	1,100	1,103
TOTAL OHIO		10,401
Oregon - 0.0%
Oregon Dept. of Trans. Hwy. User Tax Rev. Bonds Series 2015 A:
5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	250	250
5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	300	300
5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	500	500
TOTAL OREGON		1,050
Pennsylvania - 0.5%
Commonwealth Fing. Auth. Tobacco Bonds Series 2018, 5% 6/1/25	400	403
Montgomery County Indl. Dev. Auth. Bonds Series 2015 A, 5.25% 1/15/25 (Pre-Refunded to 1/15/25 @ 100)	650	652
Pennsylvania Gen. Oblig. Bonds:
Series 2018, 5% 3/1/25	580	583
Series 2020, 5% 5/1/25	2,750	2,770
Series 2021, 5% 5/15/25	2,500	2,519
Series 2024, 5% 8/15/25	7,300	7,409
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series 2019, 5% 12/1/24	495	496
Philadelphia Wtr. Series 2024 C, 3.75% 11/12/24, LOC The Toronto-Dominion Bank, CP	2,100	2,100
TOTAL PENNSYLVANIA		16,932
South Carolina - 2.4%
Anderson County School District No. 004 BAN Series 2024, 4% 3/27/25	13,400	13,427
Beaufort County School District Bonds Series 2024 B, 5% 2/28/25	220	221
Charleston County School District:
BAN Series 2024 A, 4.5% 11/14/24	6,200	6,202
Bonds Series 2024, 5% 3/1/25 (h)	23,240	23,360
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2024 A, 4.5% 2/28/25	12,160	12,195
Series 2024 B, 5% 2/28/25	20,590	20,708
York County School District #4 BAN Series 2024, 3.75% 10/8/25	9,300	9,379
TOTAL SOUTH CAROLINA		85,492
Tennessee - 0.1%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2024 A, 3.22% 11/12/24, LOC TD Banknorth, NA, CP	1,600	1,600
Texas - 8.9%
Austin Elec. Util. Sys. Rev. Series 2024 A:
3.25% 12/19/24 (Liquidity Facility JPMorgan Chase Bank), CP	3,500	3,500
3.3% 12/19/24 (Liquidity Facility JPMorgan Chase Bank), CP	2,800	2,800
3.33% 12/4/24 (Liquidity Facility JPMorgan Chase Bank), CP	15,600	15,600
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2024 A, 3.58% 1/8/25, CP	12,500	12,500
Channelview Independent School District Bonds Series 2021, 5% 8/15/25 (Permanent School Fund of Texas Guaranteed)	1,335	1,356
Cypress-Fairbanks Independent School District Bonds:
Series 2016, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	300	301
Series 2020 A, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	500	502
Series 2023, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	500	502
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series 2020, 5% 12/1/24	215	215
Dallas Gen. Oblig. Bonds:
Series 2019 A, 5% 2/15/25	250	251
Series 2024 A, 5% 2/15/25	400	402
Series 2024 B:
5% 2/15/25	4,600	4,620
5% 2/15/25	6,400	6,428
Dallas Independent School District Bonds:
Series 2022, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	500	502
Series 2023, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	650	652
Frisco Independent School District Bonds Series 2017, 5% 8/15/25 (Permanent School Fund of Texas Guaranteed)	240	243
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2014 A, 5% 12/1/24	1,070	1,071
Harris County Gen. Oblig.:
Series 2024 A1:
3.35% 12/5/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,100	3,100
3.4% 11/5/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,700	1,700
Series 2024 C, 3.4% 11/5/24, LOC Sumitomo Mitsui Banking Corp., CP	1,710	1,710
Series 2024 D:
3.35% 12/5/24 (Liquidity Facility JPMorgan Chase Bank), CP	3,250	3,250
3.4% 12/5/24 (Liquidity Facility JPMorgan Chase Bank), CP	1,100	1,100
Series 2024 D2, 3.25% 12/16/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,340	3,340
Houston Gen. Oblig. TRAN Series 2024, 5% 6/30/25	6,700	6,784
Houston Util. Sys. Rev. Bonds Series 2017 B, 5% 11/15/24	935	936
Katy Independent School District Bonds Series 2015 A, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	645	647
Northwest Independent School District Bonds Series 2024 A, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	1,000	1,005
Red Riv Health Facilities Dev. Corp. T Bonds:
(MRC The Crossings Proj.) Series 2014 A:
7.5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	500	501
7.75% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	1,100	1,101
(MRC the Crossings Proj.) Series 2014 A, 8% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	2,655	2,659
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, SIFMA Municipal Swap Index + 0.300% 3.84%, tender 5/29/25 (b)(d)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 3.84%, tender 5/29/25 (b)(d)	11,600	11,600
Texas A&M Univ. Rev. Series 2024 B, 3.24% 11/20/24, CP	3,900	3,900
Texas Gen. Oblig. Bonds Series 2024, 5% 10/1/25	5,860	5,961
Texas Pub. Fin. Auth. Lease Rev. Bonds Series 2024, 5% 2/1/25	1,300	1,305
Texas Pub. Fin. Auth. Rev. Series 2024 B, 3.22% 1/22/25 (Liquidity Facility Texas Gen. Oblig.), CP	15,200	15,200
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2024, 5% 4/1/25	660	665
Texas Wtr. Dev. Board Rev. Bonds Series 2018 B, 5% 4/15/25	550	553
Univ. of Texas Board of Regents Sys. Rev. Series 2024 A:
3.03% 2/19/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,100	2,100
3.03% 2/20/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.1% 2/12/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,200	4,200
3.1% 3/3/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,600	2,600
3.1% 5/13/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,600	2,600
3.1% 5/28/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,600	3,600
3.12% 4/3/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,700	1,700
3.13% 2/18/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.13% 4/8/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,700	1,700
3.15% 2/14/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,800	1,800
3.15% 2/20/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,000	4,000
3.15% 3/4/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.15% 3/5/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.15% 3/13/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.15% 3/17/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,600	2,600
3.15% 4/9/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,600	2,600
3.18% 1/28/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,730	1,730
3.18% 2/13/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
3.18% 3/14/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,600	2,600
3.2% 2/3/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.2% 2/4/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,600	2,600
3.2% 2/13/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.2% 2/19/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.28% 1/13/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,100	4,100
3.33% 1/8/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.4% 1/10/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,200	4,200
3.41% 12/5/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,400	3,400
3.49% 11/6/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,399	6,399
3.5% 12/5/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
3.5% 1/7/25 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,500	5,500
3.6% 11/18/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,800	6,800
3.6% 11/20/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.62% 11/5/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,800	2,800
3.62% 11/19/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
Univ. of Texas Permanent Univ. Fund Rev. Series 2024 A:
3.1% 3/10/25, CP	5,300	5,300
3.15% 2/24/25, CP	5,300	5,300
3.2% 2/11/25, CP	6,800	6,800
3.2% 3/12/25, CP	1,600	1,600
3.2% 3/18/25, CP	5,200	5,200
3.28% 2/4/25, CP	6,800	6,800
3.28% 2/5/25, CP	3,600	3,600
3.3% 12/18/24, CP	5,200	5,200
3.33% 12/3/24, CP	5,200	5,200
3.33% 12/16/24, CP	5,200	5,200
3.33% 12/17/24, CP	4,100	4,100
3.38% 12/4/24, CP	4,100	4,100
Willis Independent School District Bonds Series 2016, 5% 2/15/25 (Permanent School Fund of Texas Guaranteed)	300	302
TOTAL TEXAS		316,793
Virginia - 0.0%
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College And Equip. Programs) Series 2017 E, 5% 2/1/25	875	878
(21st Century College and Equip. Progs.) Series 2015 A, 5% 2/1/25	250	251
TOTAL VIRGINIA		1,129
Washington - 0.0%
King County School District #403 Bonds Series 2023, 5% 12/1/24 (Washington Gen. Oblig. Guaranteed)	525	526
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2019 B, 5% 2/1/25	205	206
Series 2023 A, 5% 3/1/25	360	361
TOTAL WASHINGTON		1,093
Wisconsin - 0.9%
Madison Metropolitan School District TRAN Series 2024, 4% 9/2/25	12,000	12,117
Wisconsin Gen. Oblig.:
Bonds Series 2014 4, 5% 11/1/24	900	900
Series 2024:
3.3% 6/20/25, CP	2,800	2,800
3.4% 7/18/25, CP	7,000	7,000
3.8% 3/10/25, CP	2,100	2,100
3.8% 3/10/25, CP	6,300	6,300
Wisconsin Health & Edl. Facilities Bonds Series 2018 B, 5%, tender 1/29/25 (b)	1,925	1,931
TOTAL WISCONSIN		33,148
TOTAL OTHER MUNICIPAL SECURITY (Cost $869,920)		869,920

Investment Company - 3.1%
	Shares	Value ($) (000s)
Fidelity Tax-Free Cash Central Fund 3.63% (i)(j) (Cost $112,069)	112,026	112,069

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,586,596)	3,586,596
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(18,462)
NET ASSETS - 100.0%	3,568,134

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,110,000 or 0.9% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,549,000 or 0.3% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Arizona St Indl. Dev. Auth. Multi Participating VRDN Floater MIZ 91 76, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC)	6/20/24	400

Arizona St Indl. Dev. Auth. Multi Participating VRDN Series Floater MIZ 91 87, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/21/24	1,700

Arizona St Indl. Dev. Auth. Multi Participating VRDN Series MIZ 91 92, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC)	10/10/24	4,000

Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.71%, tender 11/7/24 (Liquidity Facility Royal Bank of Canada)	5/01/24 - 10/10/24	900

Collin County Hsg. Fin. Corp. Multi-family Participating VRDN Series Floater MIZ 91 85, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/21/24 - 10/10/24	3,800

Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 3.59% 12/5/24 (Liquidity Facility Bank of America NA)	5/04/23 - 3/28/24	4,410

Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 75, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC)	6/20/24	1,600

Mizuho Floater / Residual Trust V Participating VRDN 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC)	7/11/24	1,200

Port Auth. of New York & New Jersey Series 1997 1, SIFMA Municipal Swap Index + 0.050% 3.29% 12/2/24, VRDN	7/31/20	3,000

Port of Morrow Full Faith and Cr. Obligations Bonds Series MS 00 26, 3.71%, tender 12/12/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	10/10/24	5,000

River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 91 91, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC)	10/10/24	2,800

Saint Paul Hsg. & Redev. Auth. Rev. Participating VRDN Series Floater MIZ 91 86, 3.83% 12/5/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/21/24	1,800

Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 3.66%, tender 1/9/25 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	10/12/23	1,500

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.63%	370,364	1,560,941	1,819,243	6,468	7	-	112,069	6.9%
Total	370,364	1,560,941	1,819,243	6,468	7	-	112,069

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Fidelity® Tax-Exempt Money Market Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,474,527)	$3,474,527
Fidelity Central Funds (cost $112,069)	112,069

Total Investment in Securities (cost $3,586,596)		$3,586,596
Cash		5,320
Receivable for fund shares sold		11,284
Interest receivable		22,677
Distributions receivable from Fidelity Central Funds		323
Prepaid expenses		4
Receivable from investment adviser for expense reductions		146
Total assets		3,626,350
Liabilities
Payable for investments purchased
Regular delivery	$13,829
Delayed delivery	30,058
Payable for fund shares redeemed	11,736
Distributions payable	1,356
Accrued management fee	729
Distribution and service plan fees payable	34
Other affiliated payables	422
Other payables and accrued expenses	52
Total liabilities		58,216
Net Assets		$3,568,134
Net Assets consist of:
Paid in capital		$3,568,191
Total accumulated earnings (loss)		(57)
Net Assets		$3,568,134

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($31,437 ÷ 31,405 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($118,202 ÷ 118,081 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund :
Net Asset Value, offering price and redemption price per share ($1,135,705 ÷ 1,134,526 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($2,282,790 ÷ 2,280,330 shares)		$1.00
Statement of Operations
Year ended October 31, 2024 Amounts in thousands
Investment Income
Interest		$110,122
Income from Fidelity Central Funds		6,468
Total income		116,590
Expenses
Management fee	$8,320
Transfer agent fees	4,564
Distribution and service plan fees	365
Accounting fees and expenses	299
Custodian fees and expenses	33
Independent trustees' fees and expenses	9
Registration fees	201
Audit fees	40
Legal	3
Miscellaneous	8
Total expenses before reductions	13,842
Expense reductions	(1,966)
Total expenses after reductions		11,876
Net Investment income (loss)		104,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37
Fidelity Central Funds	7
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		48
Net increase in net assets resulting from operations		$104,762
Statement of Changes in Net Assets

Amount in thousands	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,714	$80,212
Net realized gain (loss)	48	142
Net increase in net assets resulting from operations	104,762	80,354
Distributions to shareholders	(104,681)	(80,206)

Share transactions - net increase (decrease)	456,987	343,469
Total increase (decrease) in net assets	457,068	343,617

Net Assets
Beginning of period	3,111,066	2,767,449
End of period	$3,568,134	$3,111,066

Financial Highlights
Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	.022	.003	- B	.002
Net realized and unrealized gain (loss)	- B	- B	- B	.001	.001
Total from investment operations	.026	.022	.003	.001	.003
Distributions from net investment income	(.026)	(.022)	(.003)	- B	(.002)
Distributions from net realized gain	-	-	-	(.001)	(.001)
Total distributions	(.026)	(.022)	(.003)	(.001)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.59%	2.26%	.27%	.07%	.30%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.95%	.95%	.56%	.13%	.63%
Expenses net of all reductions	.95%	.95%	.56%	.13%	.63%
Net investment income (loss)	2.55%	2.24%	.28%	.01%	.25%
Supplemental Data
Net assets, end of period (in millions)	$31	$35	$45	$45	$48

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Tax-Exempt Money Market Fund Daily Money Class

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.028	.025	.004	- B	.004
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B
Total from investment operations	.028	.025	.004	.001	.004
Distributions from net investment income	(.028)	(.025)	(.004)	- B	(.004)
Distributions from net realized gain	-	-	-	(.001)	- B
Total distributions	(.028)	(.025)	(.004)	(.001)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.84%	2.52%	.36%	.07%	.41%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.70%	.70%	.45%	.13%	.51%
Expenses net of all reductions	.70%	.70%	.45%	.13%	.51%
Net investment income (loss)	2.80%	2.49%	.38%	.01%	.36%
Supplemental Data
Net assets, end of period (in millions)	$118	$61	$44	$53	$62

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Tax-Exempt Money Market Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.031	.028	.005	- B	.005
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B
Total from investment operations	.031	.028	.005	.001	.005
Distributions from net investment income	(.031)	(.028)	(.005)	- B	(.005)
Distributions from net realized gain	-	-	-	(.001)	- B
Total distributions	(.031)	(.028)	(.005)	(.001)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.13%	2.81%	.49%	.07%	.53%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.42%	.42%	.32%	.13%	.39%
Expenses net of all reductions	.42%	.42%	.32%	.13%	.39%
Net investment income (loss)	3.08%	2.77%	.51%	.01%	.49%
Supplemental Data
Net assets, end of period (in millions)	$1,136	$1,112	$1,202	$1,315	$1,484

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Tax-Exempt Money Market Fund Premium Class

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.032	.029	.006	- B	.006
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B
Total from investment operations	.032	.029	.006	.001	.006
Distributions from net investment income	(.032)	(.029)	(.006)	- B	(.006)
Distributions from net realized gain	-	-	-	(.001)	(.001)
Total distributions	(.032)	(.029)	(.006)	(.001)	(.006) C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	3.26%	2.93%	.57%	.07%	.64%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.30%	.30%	.26%	.13%	.31%
Expenses net of all reductions	.30%	.30%	.26%	.13%	.31%
Net investment income (loss)	3.20%	2.89%	.58%	.01%	.56%
Supplemental Data
Net assets, end of period (in millions)	$2,283	$1,904	$1,476	$1,165	$1,406

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor C Class shares will automatically convert to Daily Money Class shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Treasury Money Market Fund	$494

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Fidelity Tax-Exempt Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

Tax cost ($)
Fidelity Treasury Money Market Fund	50,417,102
Fidelity Tax-Exempt Money Market Fund	3,586,596

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income ($)	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Treasury Money Market Fund	-	267	(229)	-
Fidelity Tax-Exempt Money Market Fund	9	-	(66)	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Treasury Money Market Fund	-	(229)	(229)
Fidelity Tax-Exempt Money Market Fund	(66)	-	(66)

The tax character of distributions paid was as follows:

October 31, 2024
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Fidelity Treasury Money Market Fund	-	2,244,407	2,244,407
Fidelity Tax-Exempt Money Market Fund	104,681	-	104,681

October 31, 2023
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Fidelity Treasury Money Market Fund	-	1,742,050	1,742,050
Fidelity Tax-Exempt Money Market Fund	80,206	-	80,206

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Funds' financial statements and related disclosures.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Treasury Money Market Fund
Capital Reserves Class	.25%	.25%	10,122	530
Daily Money Class	- %	.25%	7,766	753
Advisor C Class	.75%	.25%	890	227
			18,778	1,510
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.25%	.25%	173	151
Daily Money Class	- %	.25%	192	77
			365	228

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market - Advisor C. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Treasury Money Market Fund
Daily Money Class	1
Advisor C ClassA	25

A When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was 16% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$4,048
Daily Money Class	6,213
Advisor C Class	178
Fidelity Treasury Money Market Fund	64,663
$75,102
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$69
Daily Money Class	154
Fidelity Tax-Exempt Money Market Fund	2,249
Premium Class	2,092
$4,564

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Treasury Money Market Fund	-A
Fidelity Tax-Exempt Money Market Fund	.01

A Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Treasury Money Market Fund	-	-	-
Fidelity Tax-Exempt Money Market Fund	86,255	80,873	(28)

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Expense Reductions.
The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%	266
Daily Money Class	.70%	365
Advisor C Class	1.45%	11
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%	6
Daily Money Class	.70%	13
Fidelity Tax-Exempt Money Market Fund	.42%	536
Premium Class	.30%	1,410

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits ($)	Transfer Agent credits ($)
Fidelity Treasury Money Market Fund	19
Capital Reserves Class		-A
Daily Money Class		-A
Fidelity Tax-Exempt Money Market Fund	1
Capital Reserves Class		-A

A Amount represents less than five hundred dollars.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Treasury Money Market Fund
Distributions to shareholders
Capital Reserves Class	$88,553	$70,178
Daily Money Class	143,850	97,889
Advisor C Class	3,458	3,474
Fidelity Treasury Money Market Fund	2,008,546	1,570,509
Total	$2,244,407	$1,742,050
Fidelity Tax-Exempt Money Market Fund
Distributions to shareholders
Capital Reserves Class	$882	$891
Daily Money Class	2,151	1,123
Fidelity Tax-Exempt Money Market Fund	34,682	31,316
Premium Class	66,966	46,876
Total	$104,681	$80,206
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Treasury Money Market Fund
Capital Reserves Class
Shares sold	12,757,172	12,131,652	$12,757,172	$12,131,652
Reinvestment of distributions	65,068	48,166	65,068	48,166
Shares redeemed	(12,484,337)	(11,822,665)	(12,484,337)	(11,822,665)
Net increase (decrease)	337,903	357,153	$337,903	$357,153
Daily Money Class
Shares sold	10,761,240	9,349,993	$10,761,240	$9,349,993
Reinvestment of distributions	102,292	65,866	102,292	65,866
Shares redeemed	(10,314,214)	(8,387,127)	(10,314,214)	(8,387,127)
Net increase (decrease)	549,318	1,028,732	$549,318	$1,028,732
Advisor C Class
Shares sold	43,446	80,820	$43,446	$80,820
Reinvestment of distributions	3,383	3,413	3,383	3,413
Shares redeemed	(75,960)	(101,716)	(75,960)	(101,716)
Net increase (decrease)	(29,131)	(17,483)	$(29,131)	$(17,483)
Fidelity Treasury Money Market Fund
Shares sold	218,535,868	196,812,913	$218,535,868	$196,812,913
Reinvestment of distributions	1,464,037	1,092,120	1,464,037	1,092,120
Shares redeemed	(216,118,920)	(188,211,090)	(216,118,920)	(188,211,090)
Net increase (decrease)	3,880,985	9,693,943	$3,880,985	$9,693,943
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class
Shares sold	11,091	8,857	$11,091	$8,857
Reinvestment of distributions	841	854	841	854
Shares redeemed	(15,108)	(20,175)	(15,108)	(20,175)
Net increase (decrease)	(3,176)	(10,464)	$(3,176)	$(10,464)
Daily Money Class
Shares sold	122,550	65,526	$122,550	$65,526
Reinvestment of distributions	1,897	941	1,897	941
Shares redeemed	(67,126)	(49,881)	(67,126)	(49,881)
Net increase (decrease)	57,321	16,586	$57,321	$16,586
Fidelity Tax-Exempt Money Market Fund
Shares sold	628,098	539,348	$628,098	$539,348
Reinvestment of distributions	30,842	28,641	30,842	28,641
Shares redeemed	(634,803)	(658,494)	(634,803)	(658,494)
Net increase (decrease)	24,137	(90,505)	$24,137	$(90,505)
Premium Class
Shares sold	2,804,724	2,631,151	$2,804,724	$2,631,151
Reinvestment of distributions	55,409	38,867	55,409	38,867
Shares redeemed	(2,481,428)	(2,242,166)	(2,481,428)	(2,242,166)
Net increase (decrease)	378,705	427,852	$378,705	$427,852
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Newbury Street Trust and Shareholders of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Treasury Money Market Fund and Fidelity Tax-Exempt Money Market Fund (two of the funds constituting Fidelity Newbury Street Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Treasury Money Market Fund	48.32%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Treasury Money Market Fund	$1,833,868,028

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Treasury Money Market Fund	$2,244,407,170
During fiscal year ended 2024, 100% of Fidelity Tax-Exempt Money Market Fund was free from federal income tax, and 0% of Fidelity Tax-Exempt Money Market Fund income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Tax-Exempt Money Market Fund
Fidelity Treasury Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Premium Class for Fidelity Tax-Exempt Money Market Fund and the retail class for Fidelity Treasury Money Market Fund, each of which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio of Premium Class or the retail class, as applicable, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the applicable class of each fund relative to funds and classes in the mapped group that have a similar sales load structure to the applicable class of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the applicable class of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group").
For Fidelity Tax-Exempt Money Market Fund, the information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's Premium Class ranked below the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.
For Fidelity Treasury Money Market Fund, the information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked above the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.
In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging due, in part, to the frequent imposition of reimbursements and waivers on money market funds in recent years. Additionally, the Board noted that Lipper's definition of retail and institutional money market funds creates challenges for comparisons because Lipper's retail category includes funds that have high investment minimums, unlike the funds, that would typically be considered institutional load. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, each fund's total expense ratio ranked below the similar sales load group competitive median for 2023.
Other Contractual Arrangements. The Board further considered that current contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: 0.42% for retail class of Treasury Money Market Fund and 0.43% for Premium Class of Tax-Exempt Money Market Fund. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, and Advisor Class C of Treasury Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, and 1.45% through February 28, 2025. The Board further considered that FMR has contractually agreed to reimburse Daily Money Class, Capital Reserves Class, Premium Class, and the retail class of Tax-Exempt Money Market Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.70%, 0.95%, 0.30%, and 0.42% through February 28, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class of Treasury Money Market Fund and Premium Class of Tax-Exempt Money Market Fund will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2025.

1.538749.127
DMFI-ANN-1224

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 20, 2024